Interest Expense (Income) (Components Of Net Interest Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Expense (Income) [Abstract]
Interest expense	$ 178,812,000	$ 161,140,000	$ 149,922,000
Interest income	(12,718,000)	(8,047,000)	(15,170,000)
Interest expense, net	166,094,000	153,093,000	134,752,000
Interest paid	$ 177,600,000	$ 151,800,000	$ 158,700,000